EQUITY (Summary of Restricted Stock Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of RSUs
Granted	0	47,000	1,112,500
Employee [Member]
Number of RSUs
RSUs outstanding at the beginning of the year	991,276	1,348,452	846,147
Granted		47,000	1,112,500
Vested	(323,650)	(262,426)	(445,731)
Forfeited	(96,001)	(141,750)	(164,464)
RSUs outstanding at the end of the year	571,625	991,276	1,348,452
Weighted average grant date fair value
RSUs outstanding at the beginning of the year	4.1	4.1	4.2
Granted		5.8	3.9
Vested	4.1	4.3	3.4
Forfeited	4.1	4.3	5.1
RSUs outstanding at the end of the year	4.1	4.1	4.1
Non-Employee [Member]
Number of RSUs
RSUs outstanding at the beginning of the year	10,500	19,250	32,250
Granted
Vested	(9,000)	(8,750)	(13,000)
Forfeited
RSUs outstanding at the end of the year	1,500	10,500	19,250
Weighted average grant date fair value
RSUs outstanding at the beginning of the year	5.2	5.2	4.7
Granted
Vested	5.2	5.2	4.0
Forfeited
RSUs outstanding at the end of the year	5.2	5.2	5.2